Summary of Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 597,010	$ 578,710	$ 574,411	$ 562,381	$ 570,977	$ 578,322	$ 582,258	$ 567,619	$ 2,312,512	$ 2,299,176	$ 2,332,724
Net income (loss) attributable to common shareholders	$ 513,238	$ 131,159	$ 76,642	$ 62,349	$ (68,887)	$ 83,005	$ 145,926	$ 231,990	$ 783,388	$ 392,034	$ 549,271
Net income (loss) per common share - Basic	$ 2.73	$ 0.70	$ 0.41	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.24	$ 4.18	$ 2.10	$ 2.95
Net income (loss) per common share - Diluted	$ 2.72	$ 0.69	$ 0.41	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.24	$ 4.15	$ 2.09	$ 2.94